Long-Term Debt and Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Long-Term Debt and Notes Payable [Abstract]
Schedule of Debt Instruments

The Company’s debt instruments are as follows:

	March 31, 2025	December 31, 2024
Senior Secured Term Loan	$22,563,093	$23,696,417
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	1,047,028	948,982
Convertible Notes Payable, including at $63,757 accounted for at fair value	1,562,257	891,363
Private loans	2,900,000	3,556,750
Total	43,072,378	44,093,512
Less: unamortized financing cost	(756,307)	(834,853)
Less: current portion including amortization	(8,654,397)	(9,080,910)
Long-term debt, net of current portion	$33,661,674	$34,177,749

The Company’s debt instruments are as follows:

	December 31, 2024	December 31, 2023
Senior Secured Term Loan	$23,696,417	$27,680,703
Seller Promissory Note	15,000,000	15,000,000
Merchant Cash Advances	948,982	-
Convertible Notes Payable at fair value	891,363	-
Private loans	3,556,750	3,469,500
Total	44,093,512	46,150,203
Less: unamortized financing cost	(834,853)	(2,147,346)
Less: current portion including amortization	(9,080,910)	(6,516,651)
Long-term debt, net of current portion	$34,177,749	$37,486,206

Schedule of Company’s Maturities of Debt Instruments	The following summarizes the Company’s maturities of debt instruments:
Principal
12 months ended:
March 31, 2026	$8,927,309
March 31, 2027	17,582,812
March 31, 2028	16,562,257
Total	$43,072,378

The following summarizes the Company’s maturities of all debt instruments described above:

Principal
Fiscal year ended:
December 31, 2025	$9,303,826
December 31, 2026	5,072,930
December 31, 2027	29,425,393
December 31, 2028	—
Total	$43,802,149